Related party transactions - Schedule of Significant Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Aggregate cash consideration	¥ 574,826
Consideration paid	¥ 546,084		¥ 546,084	$ 76,914	¥ 0	[1]	¥ 0
Disposal gain of an investment							378,679
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Aggregate cash consideration			574,826		0		0
Disposal gain of an investment			¥ 0		¥ 0		¥ 360,589
Parent Company [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party		¥ 2,013,000

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).